Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Non-Current Liabilities
Other Non-Current Liabilities

13. Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2018	2019
Deferred government grants	351,896	340,667
Deferred revenue	193,524	295,915
Warranty liabilities	130,719	291,843
Non-current finance lease liabilities	—	88,790
Deferred construction allowance	124,678	72,762
Rental payable	129,995	—
Others	—	61,836
Total	930,812	1,151,813

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities, which is amortized using the straight-line method as a deduction of the amortization expense of the land use right over its remaining estimated useful life.

Rental payable represents the difference between the straight-line rental expenses and the actual rental fee paid for long term rental agreements. On January 1, 2019, the Group adopted ASC 842 Leases and used the additional transition method to initially apply this new lease standard at the adoption date. Liabilities were recognized on the Company's consolidated financial statements.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.